Shareholder Report, Holdings (Details)	Dec. 31, 2024
CTIVP® – MFS® Value Fund - Class 1 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP® – MFS® Value Fund - Class 1 | Progressive Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP® – MFS® Value Fund - Class 1 | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP® – MFS® Value Fund - Class 1 | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP® – MFS® Value Fund - Class 1 | Aon PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP® – MFS® Value Fund - Class 1 | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – MFS® Value Fund - Class 1 | Marsh & McLennan Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – MFS® Value Fund - Class 1 | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – MFS® Value Fund - Class 1 | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – MFS® Value Fund - Class 1 | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – MFS® Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
CTIVP® – MFS® Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CTIVP® – MFS® Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
CTIVP® – MFS® Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
CTIVP® – MFS® Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – MFS® Value Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CTIVP® – MFS® Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP® – MFS® Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP® – MFS® Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – MFS® Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – MFS® Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
CTIVP® – MFS® Value Fund - Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
CTIVP® – MFS® Value Fund - Class 1 | Money Market Fuds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP® – MFS® Value Fund - Class 2 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP® – MFS® Value Fund - Class 2 | Progressive Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP® – MFS® Value Fund - Class 2 | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP® – MFS® Value Fund - Class 2 | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP® – MFS® Value Fund - Class 2 | Aon PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP® – MFS® Value Fund - Class 2 | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – MFS® Value Fund - Class 2 | Marsh & McLennan Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – MFS® Value Fund - Class 2 | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – MFS® Value Fund - Class 2 | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – MFS® Value Fund - Class 2 | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – MFS® Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
CTIVP® – MFS® Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CTIVP® – MFS® Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
CTIVP® – MFS® Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
CTIVP® – MFS® Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – MFS® Value Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CTIVP® – MFS® Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP® – MFS® Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP® – MFS® Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – MFS® Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – MFS® Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
CTIVP® – MFS® Value Fund - Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
CTIVP® – MFS® Value Fund - Class 2 | Money Market Fuds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%